PROVISIONS AND CONTINGENT LIABILITIES - Contingent liabilities (Details) $ in Thousands, $ in Millions									1 Months Ended							12 Months Ended
	Jul. 18, 2024 COP ($)	Dec. 13, 2023 COP ($)	Nov. 03, 2023 COP ($)	Nov. 03, 2022 COP ($)	Sep. 20, 2022 USD ($)	Jun. 07, 2022 COP ($)	Sep. 28, 2015 COP ($)	Jun. 03, 2008 USD ($)	Feb. 29, 2024 USD ($)	Oct. 31, 2022 USD ($) item	Apr. 30, 2022 USD ($)	Mar. 31, 2022 COP ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2013 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2024 COP ($)
Neos Group S.A.S. (in reorganization) and Inversiones Davanic S.A.S.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought				$ 65,000
Contraloria Departamental de Cundinamarca v. GEHS, Bancolombia and other natural persons
PROVISIONS AND CONTINGENT LIABILITIES
Price agreed							$ 19,000
Fines awarded			$ 7,650
Remediation Plan for Santa Elena's property
PROVISIONS AND CONTINGENT LIABILITIES
Remediation plan timeframe																36 months
Legal proceedings provision																			$ 64,800
Fredy Alberto Lara Borja
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought		$ 103,943
Constructora Primar S.A.S.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought						$ 107,344
Tuvacol S.A.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought	$ 56,769
Legal proceedings provision																			$ 5,676
Quinta Sur S.A.S.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought												$ 128,000
Constructora Tymsa S.A.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought													$ 10,000
Five Star Production Inc., Global Men Health Foundation, Ingrid Perscky and Others
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought											$ 5,000
Deniss Rafael Perez Perozo, Carlos Perez Leal and others
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought															$ 5,252,000
Partial payment received, flagged as irregular activity								$ 299
DD&C, Carlos Perez Leal and Others
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought										$ 28,100
Number of international banks of the company against whom the case if file | item										5
Number of international transactions on which legal is sought for compensation | item										6
Aggregate amount of alleged fraudulent transactions										$ 1,900
Interfast Panamá & Pacific Point 96624
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought									$ 2,000							$ 15,000
Direccion General de Impuestos Internos of El Salvador
PROVISIONS AND CONTINGENT LIABILITIES
Tax liability amount under examination														$ 11,116
Adjusted rental tax																	$ 6,341
ARRENDADORA FINANCIERA S.A.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought																6,454
Bapa Holdings Corp.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought					$ 7,000
Superintendencia de Administracion Tributaria
PROVISIONS AND CONTINGENT LIABILITIES
Tax adjustment amount																		$ 13,583
Legal proceedings contingent liability [member]
PROVISIONS AND CONTINGENT LIABILITIES
Threshold amount of contingencies significant to financial statements																$ 7,110